Derivative financial instruments - Offsetting assets (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives
Gross amount of recognized assets	$ 336	$ 322
Derivative liabilities eligible for set-off in case of default	(215)	(216)
Net asset exposure	121	106
Reverse repurchase agreements
Gross amount of recognized assets	224	219
Non-cash collateral received	(224)	(219)
Total
Gross amount of recognized assets	560	541
Derivative liabilities eligible for set-off in case of default	(215)	(216)
Non-cash collateral received	(224)	(219)
Net asset exposure	$ 121	$ 106